2. Loss per Common Share (June 30, 2017 Note) (Details Narrative) - shares	3 Months Ended			12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Potential common shares excluded from earnings per share calculation due to being antidilutive	3,893,303		2,771,780	3,908,292	2,710,107
Weighted average common shares outstanding	8,805,522		7,622,393	7,764,237	7,393,695
Restricted Stock Units (RSUs) [Member]
Weighted average common shares outstanding		46,125